PREPAYMENTS - THIRD PARTIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PREPAYMENTS - THIRD PARTIES
Total	$ 615,811
Non-related party
PREPAYMENTS - THIRD PARTIES
Prepayments to third party medias	1,228,357
Less: Provision for doubtful accounts	(612,546)	$ (581,462)	$ (2,153,390)
Total	$ 615,811